CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHESIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 814,318	$ 1,158,898	$ 1,448,476
Cost of revenues	643,237	963,062	1,226,404
Gross profit	171,081	195,836	222,072
Operating expenses:
Research and development	98,101	103,667	115,558
Selling, general and administrative	69,466	68,432	66,377
Amortization of intangible assets	2,057	3,154	4,176
Impairment of intangible assets	0		2,230
Restructuring costs	3,672	4,120	2,750
Total operating expenses	173,296	179,373	191,091
Operating income (loss)	(2,215)	16,463	30,981
Interest income	258	801	397
Interest expense	(1)	(2)	(5)
Income (loss) before income taxes	(1,958)	17,262	31,373
Provision (benefit) for income taxes	19,253	(398)	3,076
Net income (loss)	(21,211)	17,660	28,297
Net earnings per share:
Basic (in dollars per share)	$ (0.77)	$ 0.64	$ 0.96
Diluted (in dollars per share)	$ (0.77)	$ 0.63	$ 0.92
Weighted average common shares (in thousands), used in computing net earnings per share:
Basic (in shares)	27,463	27,513	29,605
Diluted (in shares)	27,463	28,199	30,631
Cash dividends declared per share (in dollars per share)	$ 2.30	$ 0.29	$ 0.11
Comprehensive income (loss):
Net income (loss)	(21,211)	17,660	28,297
Unrealized gain (loss) on forward foreign currency contracts	438	1,323	(1,337)
Reclassification of loss (gain) into net income	822	877	(496)
Total comprehensive income	$ (19,951)	$ 19,860	$ 26,464